Taxes (Details) - Schedule of components of the benefit of (provision for) income taxes	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Components Of The Benefit Of Provision For Income Taxes Abstract
Current	¥ (135,968)	$ (19,523)	¥ (2,189,629)	¥ (4,487,629)
Deferred	3,758,877	539,712	3,024,851	1,582,948
(Provision for) benefit of income taxes	¥ 3,622,909	$ 520,189	¥ 835,222	¥ (2,904,681)